Provisions for other liabilities - Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Non current	$ 2,871	$ 2,526
Current	728	909
Total provisions	$ 3,599	$ 3,435	$ 5,986